Shareholder Fees - FidelityAdvisorMulti-AssetIncomeFund-RetailPRO	Mar. 01, 2024 USD ($)
FidelityAdvisorMulti-AssetIncomeFund-RetailPRO | Fidelity Advisor Multi-Asset Income Fund
Shareholder Fees:
(fees paid directly from your investment)	none